Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss	$ (6,706,972)	$ (10,058,996)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	245,787	230,071
Charge for common stock issued for collaboration agreement	100,002	1,500,000
Common stock issued in exchange for services	256,040	82,148
Issuance of common stock for acquisition of in-process research and development	4,000,000
Warrants issued to vendor	4,775	4,775
Stock-based compensation	720,150	803,060
Change in fair value of warrant liability	(3,436,195)	3,654,770
Change in operating assets and liabilities:
Grants and contracts receivable	72,319	(527,778)
Taxes receivable	750,356	(750,356)
Prepaid expenses	(37,537)	5,302
Accounts payable	1,483,255	395,787
Accrued compensation	81,291	204,244
Total adjustments and change in operating assets and liabilities	4,240,243	5,602,023
Net cash used in operating activities	(2,466,729)	(4,456,973)
Investing activities:
Payments for acquisition of in-process research and development	(250,000)
Purchases of office equipment	(50,866)	(17,728)
Net cash used in investing activities	(300,866)	(17,728)
Financing activities:
Net proceeds from sale of units containing common stock and warrants	1,937,894	6,210,537
Net proceeds from issuance of common stock pursuant to the equity line	470,475	528,051
Proceeds from exercise of options and warrants	28,078	235,975
Net cash provided by financing activities	2,436,447	6,974,563
Net increase (decrease) in cash and cash equivalents	(331,148)	2,499,862
Cash and cash equivalents at beginning of period	5,856,242	3,356,380
Cash and cash equivalents at end of period	5,525,094	5,856,242
Supplemental disclosure of non cash investing and financing activities:
Fair Value of warrants issued in Unit Offering		4,827,788
Reclassification of warrant liability upon partial exercise of warrants issued in unit offering	1,055,490	201,311
Supplemental information:
Cash paid for state income taxes	$ 6,994	$ 3,080